CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($) $ in Millions	Mar. 31, 2018	Mar. 31, 2017 [1]
Current assets:
Allowance for doubtful accounts	$ 40	$ 26
Accumulated amortization	3,369	2,293
Accumulated depreciation	$ 3,686	$ 2,816
CSC stockholders' equity:
Preferred stock, par value (in dollars per share)	$ 0.01	$ 0.01
Preferred stock, authorized (in shares)	1,000,000	1,000,000
Preferred stock, shares issued (in shares)	0	0
Common stock, par value (in dollars per share)	$ 0.01	$ 0.01
Common stock, authorized (in shares)	750,000,000	750,000,000
Common stock, issued (in shares)	286,393,147	141,298,797
Common stock in treasury, at cost (in shares)	1,016,947	0

[1]	Fiscal 2018 financial results have been adjusted to present the results of USPS as discontinued operations as a result of the divestiture of USPS during the first quarter of fiscal 2019.